091-20866

For Internal Use Only Sec File No. 9-	Submit 1 Original and 9 Copies	OMB APPROVAL OMB Number: 3235-0504 Expires: July 31, 2016 Estimated average burden hours per response..... 3.60

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC Mail Processing Section
JUN 16 2016
Washington DC
412

16018771

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Bats EDGA Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

RECEIVED
2016 JUN 16 PM 2:42
SEC / TM

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
VP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
June 15, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 16 2016

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EDGA EXCHANGE, INC.
COMMENCING ON JUNE 10, 2016

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
RFDA	Trust	Investment Company Units	Equity Securities of Publicly Traded US Companies	U.S.	Broad
RFFC	Trust	Investment Company Units	Equity Securities of Publicly Traded US Companies	U.S.	Broad
SPDN	Trust	Investment Company Units	S&P 500 Index	U.S.	Broad
FITS	Trust	Investment Company Units	Solactive Health and Fitness Index	Global	Broad
OLD	Trust	Investment Company Units	Solactive Long-Term Care Index	Global	Broad
ORG	Trust	Investment Company Units	Solactive Organics Index	Global	Broad
SLIM	Trust	Investment Company Units	Solactive Obesity Index	Global	Broad

Bats

SEC
Mail Processing
Section
JUN 16 2016
Washington DC
412

June 15, 2016

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: **Form 19b-4(e) – Bats EDGA Exchange, Inc.**

SEC RECEIVED 2016 JUN 16 PM 2:41

Ms. Jackson,

On behalf of Bats EDGA Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding seven (7) derivative securities products that commenced trading on Bats EDGA Exchange on June 10, 2016. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 16 2016